Segment and Geographic Data, Selected Information by Geographical Region (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Dec. 28, 2019	Sep. 28, 2019	Jun. 29, 2019	Mar. 30, 2019	Dec. 29, 2018	Sep. 26, 2020	Sep. 28, 2019	Sep. 29, 2018
Selected Information by Geography [Abstract]
Net sales	$ 3,008	$ 2,910	$ 2,975	$ 2,816	$ 3,019	$ 1,937	$ 1,950	$ 1,972	$ 11,709	$ 8,878	$ 7,869
Long-lived assets	12,884				12,712				12,884	12,712
Reportable Geography [Member] | United States and Canada [Member]
Selected Information by Geography [Abstract]
Net sales									6,250	6,293	6,266
Long-lived assets	6,753				7,021				6,753	7,021
Reportable Geography [Member] | Europe [Member]
Selected Information by Geography [Abstract]
Net sales									4,223	1,637	759
Long-lived assets	3,813				3,654				3,813	3,654
Reportable Geography [Member] | Rest of World [Member]
Selected Information by Geography [Abstract]
Net sales									1,236	948	$ 844
Long-lived assets	$ 2,318				$ 2,037				$ 2,318	$ 2,037